PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION [Text Block]

NOTE 7 – PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION

Redeemable Convertible Preferred Shares

On November 7, 2013, the Company sold to certain institutional investors an aggregate of 500 shares of our 10% Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated value of $1,000 per share of Series B Preferred Stock for gross proceeds of $500,000. Additionally the investors also received Series A, Series B and Series C common stock purchase warrants. The Series A warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.55 per share, the Series B warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.43 per share and the Series C warrants will be exercisable into 1,162,791 shares our common stock at an exercise price of $0.55 per share. Holders of the Series B Preferred Stock will be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 10% per annum, payable semi-annually. Each share of the Series B Preferred Stock will be convertible at the option of the holder thereof into that number of shares of common stock determined by dividing the stated value of such share of the Series B Preferred Stock by the conversion price of $0.43, subject to later adjustment. On November 4, 2013, we also entered into a registration rights agreement with the investors pursuant to which we are obligated to file a registration statement to register the resale of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the Warrants.

Between April 16, 2014 and April 22, 2014, the holders of our Series B Preferred Stock exercised their right to have the Company redeem their shares whereby we redeemed 247.17 shares of Series B Preferred Stock for $303,839, which included accrued interest of $46,456 and a penalty for late registration of $10,212. The remaining portion of the Series B Preferred Stock, or 252.83 shares, was converted into 796,566 of our common shares at a conversion price of $0.3174 per share.

Effective November 7, 2013, the Company issued common stock purchase warrants to the placement agent and its designees as compensation for the services provided by the placement agent in connection with our private placement of 500.00028 shares Series B Preferred Stock, which was completed on November 7, 2013. The warrants issued to the placement agent and its designees are exercisable into an aggregate of 116,279 shares of our common stock with an exercise price of $0.55 per share and have a term of exercise of five years. The Company issued the warrants to six accredited investors and paid certain transactional costs of $78,000. For the period ended June 30, 2014 the Company recorded $123,123 of amortization of the debt discount and deferred financing cost.

The Series B Preferred Stock included down-round provisions that reduce the exercise price of a warrant and convertible instrument as required by ASC 815 “Derivatives and Hedging”. The aggregate of the derivative liability at issuance was $955,927, which was recorded as amortization of debt discount at issuance. The Company recorded a debt discount cost of $500,000 and will amortize this cost over the mandatory redemption period.

NOTE 7 – PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION

Convertible preferred shares

On November 7, 2013, the Company sold to certain institutional investors an aggregate of 500 shares of our 10% Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated value of $1,000 per share of Series B Preferred Stock for gross proceeds of $500,000. Additionally the investors also received Series A, Series B and Series C common stock purchase warrants. The Series A warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.55 per share, the Series B warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.43 per share and the Series C warrants will be exercisable into 1,162,791 shares our common stock at an exercise price of $0.55 per share. Holders of the Series B Preferred Stock will be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 10% per annum, payable semi-annually. Each share of the Series B Preferred Stock will be convertible at the option of the holder thereof into that number of shares of common stock determined by dividing the stated value of such share of the Series B Preferred Stock by the conversion price of $0.43, subject to later adjustment. On November 4, 2013, we also entered into a registration rights agreement with the investors pursuant to which we are obligated to file a registration statement to register the resale of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the Warrants.

Effective November 7, 2013, the Company issued common stock purchase warrants to the placement agent and its designees as compensation for the services provided by the placement agent in connection with our private placement of 500.00028 shares of our 10% Series B Convertible Preferred Stock, which was completed on November 7, 2013. The warrants issued to the placement agent and its designees are exercisable into an aggregate of 116,279 shares of our common stock with an exercise price of $0.55 per share and have a term of exercise of five years. The Company issued the warrants to six accredited investors and paid certain transactional costs of $78,000. For the year ended March 31, 2014 the Company recorded $123,123 of amortization of the debt discount and deferred financing cost.

The 10% Series B Preferred Stock included down-round provisions which reduce the exercise price of a warrant and convertible instrument as required by ASC 815 “Derivatives and Hedging”. The aggregate of the derivative liability at issuance was $955,927 which was recorded as amortization of debt discount at issuance. The Company recorded a debt discount cost of $500,000 and will amortize this cost over the mandatory redemption period.